UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $244,277 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     5397   327900 SH       SOLE                   327900
BLOCKBUSTER INC                CL A             093679108     5813  1550000 SH       SOLE                  1550000
BORDERS GROUP INC              COM              099709107    15919   734600 SH       SOLE                   734600
CAPITAL SR LIVING CORP         COM              140475104     4135   399925 SH       SOLE                   399925
CARMIKE CINEMAS INC            COM              143436400    20498   808300 SH       SOLE                   808300
CPI CORP                       COM              125902106     7679   410400 SH       SOLE                   410400
HARTMARX CORP                  COM              417119104     4661   596800 SH       SOLE                   596800
HASBRO INC                     COM              418056107    16267   806100 SH       SOLE                   806100
IKON OFFICE SOLUTIONS INC      COM              451713101    14093  1353800 SH       SOLE                  1353800
INTERTAPE POLYMER GROUP INC    COM              460919103    18109  2018800 SH       SOLE                  2018800
JOURNAL REGISTER CO            COM              481138105     3264   218300 SH       SOLE                   218300
LEAR CORP                      COM              521865105     7838   275400 SH       SOLE                   275400
LIBERTY MEDIA CORP NEW         COM SER A        530718105     8922  1133700 SH       SOLE                  1133700
MILACRON INC                   COM              598709103      955   757900 SH       SOLE                   757900
MYERS INDS INC                 COM              628464109    13937   955900 SH       SOLE                   955900
NEW FRONTIER MEDIA INC         COM              644398109     6499   995200 SH       SOLE                   995200
POLYONE CORP                   COM              73179P106    12843  1997300 SH       SOLE                  1997300
REGAL ENTMT GROUP              CL A             758766109    10297   541400 SH       SOLE                   541400
SCHULMAN A INC                 COM              808194104    17228   800540 SH       SOLE                   800540
SEARS HLDGS CORP               COM              812350106    19940   172600 SH       SOLE                   172600
TRANS WORLD ENTMT CORP         COM              89336Q100     1379   241965 SH       SOLE                   241965
UNITED STATES STL CORP NEW     COM              912909108    21776   453000 SH       SOLE                   453000
VALUEVISION MEDIA INC          CL A             92047K107     3707   294200 SH       SOLE                   294200
VISTACARE INC                  CL A             92839Y109     3121   249700 SH       SOLE                   249700